STOCK COMPENSATION PLANS (Details 1) - $ / shares	Nov. 30, 2017	Aug. 31, 2017
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Number of Shares Options Exercisable	7,100,000	4,100,000
Options Exercisable Weighted Average Exercise Price	$ 1.06	$ 1.29